Gain on sale of assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Acquisitions and Disposals [Line Items]
Gain	$ 61	$ 0	$ 22
West Janus
Significant Acquisitions and Disposals [Line Items]
Net proceeds	73
Book value on disposal	12
Gain	61
West Juno
Significant Acquisitions and Disposals [Line Items]
Net proceeds			248
Book value on disposal			226
Gain			22
Total
Significant Acquisitions and Disposals [Line Items]
Net proceeds	73	0	248
Book value on disposal	12	0	226
Gain	$ 61	$ 0	$ 22